S000080576 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iMGP Berkshire Dividend Growth ETF | iMGP Berkshire Dividend Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	14.13%	11.39%